Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for credit losses	$ 2,603	$ 2,485
Accrued retirement expense	1,251	1,215
Other real estate	7	0
Restricted stock	238	238
Interest income on nonaccrual loans	2	4
Lease liability	816	926
Unrealized loss on available for sale securities	7,649	11,412
Total gross deferred tax assets	12,566	16,280
Deferred tax liabilities:
Deferred loan fees	103	160
Accumulated depreciation	956	375
Prepaid expenses	379	296
ROU Asset	786	899
Other	99	259
Total gross deferred tax liabilities	2,323	1,989
Net deferred tax asset	$ 10,243	$ 14,291